Related Parties (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2006	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2001
Disclosure of transactions between related parties [line items]
Percentage of group insurance policy		30.00%
Equity		₪ 1,887	₪ 1,677	₪ 1,441	₪ 1,340	₪ 486
IBC [Member]
Disclosure of transactions between related parties [line items]
Shareholder loans		147
Proceeds from sale of independent fiber-optic infrastructure in residential areas		181
Related parties [Member]
Disclosure of transactions between related parties [line items]
Debentures balance held		₪ 10	₪ 8
Agreements with DIC [Member]
Disclosure of transactions between related parties [line items]
Directors fees	₪ 134,180
Agreements with DIC [Member] | Per meeting [Member]
Disclosure of transactions between related parties [line items]
Directors fees	₪ 4,035